Loans and other financial assets at amortized cost, and loans and receivables_Changes in gross carrying amount of due from banks (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in gross carrying amount of due from financial institutions [Line Items]
Beginning balance		₩ 14,156,399,000,000	₩ 8,870,835,000,000
Changes in gross carrying amount of due from financial institutions [Abstract]
Transfer to 12-month expected credit losses		0	0
Transfer to lifetime expected credit losses		0	0
Transfer to credit-impaired financial assets		0	0
Net increase		313,991,000,000	5,302,244,000,000
Business combination		35,910,000,000
Others	[1]	(9,217,000,000)	(16,680,000,000)
Ending balance		14,497,083,000,000	14,156,399,000,000
Stage 1
Reconciliation of changes in gross carrying amount of due from financial institutions [Line Items]
Beginning balance		14,156,399,000,000	8,870,835,000,000
Changes in gross carrying amount of due from financial institutions [Abstract]
Transfer to 12-month expected credit losses		0	0
Transfer to lifetime expected credit losses		0	0
Transfer to credit-impaired financial assets		0	0
Net increase		313,991,000,000	5,302,244,000,000
Business combination		35,910,000,000
Others	[1]	(9,217,000,000)	(16,680,000,000)
Ending balance		14,497,083,000,000	14,156,399,000,000
Stage 2
Reconciliation of changes in gross carrying amount of due from financial institutions [Line Items]
Beginning balance		0	0
Changes in gross carrying amount of due from financial institutions [Abstract]
Transfer to 12-month expected credit losses		0	0
Transfer to lifetime expected credit losses		0	0
Transfer to credit-impaired financial assets		0	0
Net increase		0	0
Business combination		0
Others	[1]	0	0
Ending balance		0	0
Stage 3
Reconciliation of changes in gross carrying amount of due from financial institutions [Line Items]
Beginning balance		0	0
Changes in gross carrying amount of due from financial institutions [Abstract]
Transfer to 12-month expected credit losses		0	0
Transfer to lifetime expected credit losses		0	0
Transfer to credit-impaired financial assets		0	0
Net increase		0	0
Business combination		0
Others	[1]	0	0
Ending balance		₩ 0	₩ 0

[1]	Others consist of foreign currencies translation, etc.